Post employment benefits (Tables)	12 Months Ended
Mar. 31, 2025
Post employment benefits
Schedule of income statement effect of defined contribution and defined benefit plans

	2025 €m	2024 € m	2023 € m

Defined contribution plans	194	183	175

Defined benefit plans	51	34	37

Total amount charged to staff costs (note 24 ‘Employees’)	245	217	212

Defined benefit net interest (income) in financing costs	(4)	–	–

Total amount charged to income statement	241	217	212

Schedule of actuarial assumptions for defined benefit plans

	2025%	2024%	2023%

Weighted average actuarial assumptions used at 31 March 1

Rate of inflation 2	2.8	2.9	3.0

Rate of increase in salaries 3	3.1	3.0	3.0

Discount rate	5.1	4.5	4.5
Notes:

1.	Figures shown represent a weighted average assumption of the individual plans.

2.	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.

3.	Relates only to schemes open to future accrual primarily in Germany, Ireland and India.

Schedule of charges made to consolidated income statement and consolidated statement of comprehensive income on basis of actuarial assumptions

	2025 €m	2024 € m	2023 € m

Current service cost	36	42	44

Net past service cost	15	–	–

Net interest (income) included within staff costs	–	(8)	(7)

Total net cost included within staff costs	51	34	37

Net interest (income) included in financing costs	(4)	–	–

Total net cost included within profit and loss	47	34	37

Actuarial losses recognised in the SOCI	12	77	213

Schedule of fair value of assets and present value of liabilities under defined benefit plans
The amount included in the consolidated statement of financial position arising from the Group’s obligations in respect of its defined benefit plans is as follows:

	Assets € m	Liabilities € m	Net surplus € m

1 April 2023	5,047	(4,976)	71

Service cost	–	(42)	(42)

Interest income/(cost)	223	(215)	8

Return on plan assets excluding interest income	(102)	–	(102)

Actuarial gains arising from changes in demographic assumptions	–	72	72

Actuarial gains arising from changes in financial assumptions	–	30	30

Actuarial losses arising from experience adjustments	–	(77)	(77)

Employer cash contributions	41	–	41

Member cash contributions	15	(15)	–

Benefits paid	(173)	173	–

Exchange rate movements	104	(73)	31

Liabilities held for sale	–	51	51

Other movements	(7)	–	(7)

31 March 2024	5,148	(5,072)	76

Service cost	–	(51)	(51)

Interest income/(cost)	229	(225)	4

Return on plan assets excluding interest income	(467)	–	(467)

Actuarial gains arising from changes in demographic assumptions	–	6	6

Actuarial gains arising from changes in financial assumptions	–	465	465

Actuarial losses arising from experience adjustments	–	(16)	(16)

Employer cash contributions	41	–	41

Member cash contributions	19	(19)	–

Benefits paid	(192)	192	–

Exchange rate movements	84	(79)	5

Other movements	(8)	–	(8)

31 March 2025	4,854	(4,799)	55
The table below provides an analysis of the net surplus for the Group as a whole.

	2025 €m	2024 € m

Analysis of net surplus:

Total fair value of plan assets	4,854	5,148

Present value of funded plan liabilities	(4,722)	(5,017)

Net surplus for funded plans	132	131

Present value of unfunded plan liabilities	(77)	(55)

Net surplus	55	76

Net surplus is analysed as:

Assets 1	242	257

Liabilities	(187)	(181)
Note:

1.
All net surpluses are reported as non-current assets in the consolidated statement of financial position. Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net surplus is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section		Vodafone Section

	2025 €m	2024 € m	2025 €m	2024 € m

Analysis of net surplus:

Total fair value of plan assets	1,640	1,781	1,805	1,983

Present value of plan liabilities	(1,550)	(1,676)	(1,750)	(1,924)

Net surplus 1	90	105	55	59
Note:

1.	All net surpluses are reported as non-current assets in the consolidated statement of financial position.

Schedule of fair value of pension assets

	2025 €m	2024 € m

Cash and cash equivalents	61	52

Equity investments:

With quoted prices in an active market	471	261

Without quoted prices in an active market	37	293

Debt instruments:

With quoted prices in an active market	1,151	928

Without quoted prices in an active market	683	944

Property:

With quoted prices in an active market	17	16

Without quoted prices in an active market	313	374

Derivatives 1 :

Without quoted prices in an active market	927	1,040

Investment funds	572	580

Annuity policies

Without quoted prices in an active market	622	660

Total	4,854	5,148
Note:

1.	Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 ‘Fair Value Measurement’ principles and classified as unquoted accordingly.

Schedule of sensitivity analysis under defined benefit plans

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy

	Decrease by 0.5% € m	Increase by 0.5% € m	Decrease by 0.5% € m	Increase by 0.5% € m	Decrease by 0.5% € m	Increase by 0.5% € m	Decrease by 1 year € m	Increase by 1 year € m

(Decrease)/increase in the present value of the defined benefit obligation 1	(198)	189	(2)	2	286	(264)	(108)	111
Note:

1.
The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.